UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Europe, L.P.
           -----------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           -----------------------------------------------------
           New York, New York 10022
           -----------------------------------------------------

Form 13F File Number:   28-13753
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           --------------------------------------------------
Title: Managing Member, King Street Europe Advisors, L.L.C., General Partner of King Street Europe, L.P.
           --------------------------------------------------
Phone:     (212) 812-3100
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian J. Higgins         New York, New York           May 14, 2010
------------------------     ----------------------------  ------------------
     [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:

Form 13F File Number:               Name:

28-10356                            King Street Capital Management, L.P.